Other Long-Term Liabilities (Schedule of other long term liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Non Current [Line Items]
Liability for severance pay	$ 1,577	$ 1,284
Deferred revenues related to non-standard warranty	6,262	5,060
Operating lease obligations	2,634	2,404
Total Other long term liabilities	$ 10,473	$ 8,748